Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	Sep. 23, 2026	Jul. 17, 2026	Jun. 30, 2026	Jun. 30, 2025
Subsequent Events [Line Items]
Cash		$ 17
Subsequent Event [Member]
Subsequent Events [Line Items]
Issue price of per share	$ 12.89
Gross proceeds	$ 50
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares per value			$ 0.09	$ 0.09
Ordinary shares			4,000,000,000	4,000,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares per value	$ 0.09
Ordinary shares	3,878,856
Qingdao Huiju Laixi Intelligent Technology Co., Ltd. [Member]
Subsequent Events [Line Items]
Percentage of equity interest			49.00%
Qingdao Huiju Laixi Intelligent Technology Co., Ltd. [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of equity interest		49.00%